Victory Pioneer Securitized Income Fund Average Annual Total Returns			12 Months Ended	42 Months Ended	60 Months Ended	61 Months Ended		120 Months Ended
	Jul. 31, 2025		Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)	(0.31%)		1.35%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.46%		(0.59%)	(0.53%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.16%	4.04%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	[2]	9.24%		6.07%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.20%		3.15%	3.22%	[2]
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.40%		3.36%	3.40%	[2]

[1]	Inception date is July 2, 2021.
[2]	Inception date is December 10, 2019.